Total
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Total Annual Fund Operating Expenses	0.95%